Share-Based Payments - Summary Of Measurement Inputs Related To Stock Options (Detail) - Equity Settled Performance Share Plan [Member]	12 Months Ended
Dec. 31, 2021 yr
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected volatility	29.00%
Bottom of range [member]
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected term	0.45
Risk free rate	0.10%
Top of range [member]
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected term	3.45
Risk free rate	0.90%